Exploration Expenditures - Schedule of Exploration Expenditures by Activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Exploration Expenditures by Activity [Abstract]
Salaries, studies, geological consultants and support, and travel	$ 12,700	$ 18,678
Site preparation, supplies, field and operational costs	8,107	12,805
Drilling and drilling related costs	1,456	14,877
Assay and analysis	735	2,735
Community relations, environmental and permitting	10,190	8,631
Concession fees	565	553
Reclamation provision	475	2,216
Amortization	1,117	1,012
Exploration expenses	$ 35,345	$ 61,507